Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of numerator and denominator of the basic and diluted net loss per share
	Year ended December 31,
	2020	2019	2018
Numerator (USD in thousands):
Net loss attributable to Medigus Ltd. for basic loss per share	(4,325)	(14,178)	(6,598)

Denominator (in thousands):
Weighted average ordinary shares – denominator for basic net loss per share	133,445	78,124	41,988

Net loss per share attributable to Medigus Ltd. (USD)
Basic	(0.03)	(0.18)	(0.16)
Diluted	(0.03)	(0.18)	(0.16)